Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Sep. 30, 2017
Information of Offsetting of Financial Assets and Financial Liabilities

The following table provides information about the offsetting of financial assets and financial liabilities at March 31, 2017 and September 30, 2017. The table includes derivatives, repurchase and resale agreements, and securities lending and borrowing transactions that are subject to enforceable master netting arrangements or similar agreements irrespective of whether or not they are offset on the Group’s consolidated balance sheets.

				Amounts not offset on the balance sheet (3)
	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet (2)	Financial instruments (4)	Cash collateral	Net amounts
	(in billions of yen)
March 31, 2017
Assets (1):
Derivatives	10,608	—	10,608	(8,966)	(620)	1,022
Receivables under resale agreements	8,698	—	8,698	(8,662)	—	36
Receivables under securities borrowing transactions	3,127	—	3,127	(3,116)	—	11

Total	22,433	—	22,433	(20,744)	(620)	1,069

Liabilities (1):
Derivatives	10,405	—	10,405	(8,866)	(901)	638
Payables under repurchase agreements	17,446	—	17,446	(17,391)	—	55
Payables under securities lending transactions	1,458	—	1,458	(1,455)	—	3

Total	29,309	—	29,309	(27,712)	(901)	696

September 30, 2017
Assets (1):
Derivatives	9,806	—	9,806	(8,370)	(504)	932
Receivables under resale agreements	9,162	—	9,162	(9,105)	—	57
Receivables under securities borrowing transactions	3,192	—	3,192	(3,172)	—	20

Total	22,160	—	22,160	(20,647)	(504)	1,009

Liabilities (1):
Derivatives	9,658	—	9,658	(8,120)	(972)	566
Payables under repurchase agreements	18,453	—	18,453	(18,275)	—	178
Payables under securities lending transactions	2,315	—	2,315	(2,277)	—	38

Total	30,426	—	30,426	(28,672)	(972)	782

Notes:
(1)	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
(2)	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
(3)	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
(4)	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.